Property, plant and equipment (Details) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment
Capitalization rate of borrowing costs eligible for capitalisation	9.75%	12.98%
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	BRL 13,107,192	BRL 9,433,386
Additions	2,841,889	4,430,939
Disposals	(29,802)	(36,591)
Depreciation	(948,989)	(791,615)
Transfers and others	131,448	71,073
Property, plant and equipment at end of period	15,101,738	13,107,192
Cost
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	22,748,421
Property, plant and equipment at end of period	25,581,432	22,748,421
Accumulated depreciation
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	(9,641,229)
Property, plant and equipment at end of period	(10,479,694)	(9,641,229)
Land
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	1,641,036	1,636,920
Disposals	(9,856)	(5,629)
Transfers and others	17,124	9,745
Property, plant and equipment at end of period	1,648,304	1,641,036
Land | Cost
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	1,641,036
Property, plant and equipment at end of period	BRL 1,648,304	BRL 1,641,036
Buildings
Property, plant and equipment
Average depreciation rate	4.00%	4.00%
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	BRL 1,268,762	BRL 1,291,284
Additions	306	843
Disposals	(8,442)	(6,164)
Depreciation	(132,513)	(117,670)
Transfers and others	1,052,979	100,469
Property, plant and equipment at end of period	2,181,092	1,268,762
Buildings | Cost
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	2,809,597
Property, plant and equipment at end of period	3,832,209	2,809,597
Buildings | Accumulated depreciation
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	(1,540,835)
Property, plant and equipment at end of period	BRL (1,651,117)	BRL (1,540,835)
Machinery, equipment and facilities
Property, plant and equipment
Average depreciation rate	5.50%	5.50%
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	BRL 5,606,905	BRL 5,980,547
Additions	60,494	12,446
Disposals	(11,162)	(24,577)
Depreciation	(782,027)	(653,783)
Transfers and others	5,941,986	292,272
Property, plant and equipment at end of period	10,816,196	5,606,905
Machinery, equipment and facilities | Cost
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	13,623,064
Property, plant and equipment at end of period	19,438,357	13,623,064
Machinery, equipment and facilities | Accumulated depreciation
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	(8,016,159)
Property, plant and equipment at end of period	(8,622,161)	(8,016,159)
Property, plant and equipment in progress
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	4,465,071	467,018
Additions	2,779,896	4,415,880
Transfers and others	(6,990,513)	(417,827)
Property, plant and equipment at end of period	254,454	4,465,071
Property, plant and equipment in progress | Cost
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	4,465,071
Property, plant and equipment at end of period	254,454	4,465,071
Jacarei
Changes in property, plant and equipment
Property, plant and equipment at end of period	5,337
Fibria-MS
Changes in property, plant and equipment
Property, plant and equipment at end of period	50,649
Aracruz
Changes in property, plant and equipment
Property, plant and equipment at end of period	87,570
Varacel and others
Changes in property, plant and equipment
Property, plant and equipment at end of period	110,898
Other
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	125,418	57,617
Additions	1,193	1,770
Disposals	(342)	(221)
Depreciation	(34,449)	(20,162)
Transfers and others	109,872	86,414
Property, plant and equipment at end of period	BRL 201,692	BRL 125,418
Other | Minimum
Property, plant and equipment
Average depreciation rate	10.00%	10.00%
Other | Maximum
Property, plant and equipment
Average depreciation rate	20.00%	20.00%
Other | Cost
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	BRL 209,653
Property, plant and equipment at end of period	408,108	BRL 209,653
Other | Accumulated depreciation
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	(84,235)
Property, plant and equipment at end of period	BRL (206,416)	BRL (84,235)